Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ (27)	$ 46
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	(48)	(44)
Fair value of derivative financial instruments net	(27)	46
Level 3 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments	$ 21	$ 90